Label	Element	Value
MassMutual Select T. Rowe Price Large Cap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated May 1, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective on or about December 31, 2022, Mark S. Finn is expected to step down as a portfolio manager of the Fund and his information found on page 23 under the heading Portfolio Manager(s) in the section titled Management and on page 70 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds will be removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price Large Cap Blend Fund